Financial risk management objectives and policies - Disclosure of maturity analysis for non-derivative financial liabilities (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	$ 155,020,918	$ 201,986,202
Bank borrowings	393,558,087	233,493,790
Financial liabilities included in other payables and accruals	72,029,390	54,136,011
Convertible bonds	125,319,026	124,606,940
Non-derivative financial liabilities, undiscounted cash flows	$ 745,927,421	$ 614,222,943
Weighted average interest rate	2.10%	2.10%
Convertible Bond [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	7.80%	7.80%
Bank borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	2.10%	2.10%
On demand or less than 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	$ 155,020,918	$ 201,986,202
Bank borrowings	390,926,836	233,493,790
Financial liabilities included in other payables and accruals	72,029,390	54,136,011
Non-derivative financial liabilities, undiscounted cash flows	617,977,144	489,616,003
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings	2,631,251
Non-derivative financial liabilities, undiscounted cash flows	2,631,251
1 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds	125,319,026	124,606,940
Non-derivative financial liabilities, undiscounted cash flows	$ 125,319,026	$ 124,606,940